UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2013

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Heathbridge Capital Management Ltd.
Address    141 Adelaide Street West
           Suite 260
           Toronto ONTARIO, CANADA
	   M5H 3L5

Form 13F File Number:    028-14006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Richard M. Tattersall
Title   Vice-President
Phone   416-360-3900

Signature, Place, and Date of Signing:

/s/ Richard M. Tattersall  Toronto ONTARIO, CANADA  05-09-2013
-------------------------  -----------------------  ----------
[Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      25
Form 13F Information Table Value Total:      282,441   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
AUTOMATIC DATA PROCESSING INC. COM              053015103    16596    256500 SH       SOLE                  256500      0        0
COMCAST CORP                   CL A             20030N101    23230    556205 SH       SOLE                  556205      0        0
EXXON MOBIL CORP.              COM              30231G102      396      4400 SH       SOLE                    4400      0        0
GOLDCORP INC                   COM              380956409     8575    255250 SH       SOLE                  255250      0        0
HUDBAY MINERALS INC.           COM              443628102    16170   1683825 SH       SOLE                 1683825      0        0
KANSAS CITY SOUTHERN           COM NEW          485170302      410      3700 SH       SOLE                    3700      0        0
MAGNA INTERNATIONAL            COM              559222401    22742    387500 SH       SOLE                  387500      0        0
MANULIFE FINANCIAL CORP.       COM              56501R106    18585   1263950 SH       SOLE                 1263950      0        0
MITSUBISHI UFJ FINANCIAL GROUP SPONSORED ADR    606822104    14927   2490700 SH       SOLE                 2490700      0        0
PFIZER INC.                    COM              717081103      516     17900 SH       SOLE                   17900      0        0
ROCKWELL AUTOMATION INC.       COM              773903109    12329    143550 SH       SOLE                  143550      0        0
ROYAL BANK OF CANADA           COM              780087102      735     12211 SH       SOLE                   12211      0        0
SUNCOR ENERGY INC COM          COM              867224107    13538    452495 SH       SOLE                  452495      0        0
SYNGENTA AG-ADR                SPONSORED ADR    87160A100      427      5100 SH       SOLE                    5100      0        0
TELUS CORP                     COM              87971M103     7948    115250 SH       SOLE                  115250      0        0
TEXAS INSTRUMENTS INC.         COM              882508104    19962    565500 SH       SOLE                  565500      0        0
THE WALT DISNEY COMPANY        COM DISNEY       254687106    17498    309625 SH       SOLE                  309625      0        0
THOMSON REUTERS CORP.          COM              884903105    18433    587025 SH       SOLE                  587025      0        0
TIM HORTONS INC.               COM              88706M103    17229    317500 SH       SOLE                  317500      0        0
TIME WARNER CABLE INC.         COM              88732J207      307      3200 SH       SOLE                    3200      0        0
TORONTO DOMINION BANK          COM NEW          891160509    18025    216815 SH       SOLE                  216815      0        0
TRANSCANADA CORP.              COM              89353D107    14182    297500 SH       SOLE                  297500      0        0
U.S. BANCORP                   COM NEW          902973904      322      9500 SH       SOLE                    9500      0        0
WADDELL & REED FINANCIAL       CL A             930059100      529     12100 SH       SOLE                   12100      0        0
WELLS FARGO CORP               COM              949746101    18830    511850 SH       SOLE                  511850      0        0